CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ 120,574	$ 18,920	¥ 146,962	¥ (104,420)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Unrealized (gain)/loss from foreign currency exchange	1,326	208	1,957	(1,770)
Share-based compensation expense	27,050	4,245	26,734	16,732
Depreciation and amortization	27,379	4,296	18,944	26,625
Goodwill and intangibles impairment	32,176	5,049	0	0
Deferred taxes benefits	(50,500)	(7,925)	(9,931)	(153)
(Gain)/loss on disposal of property and equipment	11,081	1,739	367	(27)
Changes in assets and liabilities:
Inventory	855	134	(1,627)	308
Prepaid expenses and other current assets	241,723	37,932	(53,940)	(16,644)
Operating lease right-of-use assets	61,094	9,587	(41,363)	(56,638)
Other non-current assets	7,781	1,221	(8,509)	(538)
Advances from students	(971,431)	(152,439)	534,455	501,800
Accrued expenses and other liabilities	(136,131)	(21,362)	66,119	(27,181)
Operating lease liabilities	(57,803)	(9,071)	41,448	55,095
Taxes payable	8,763	1,375	(2,373)	4,744
Net cash provided by /(used in) operating activities	(676,063)	(106,091)	719,243	397,933
Cash flows from investing activities:
Purchases of property and equipment	(24,204)	(3,798)	(21,957)	(9,604)
Purchase of intangible assets	(14,825)	(2,326)	(7,167)	(1,530)
Placement of time deposits	(326,346)	(51,211)	(789,331)	(443,454)
Placement of short-term investments	(1,212,549)	(190,275)	(700,251)	(997,564)
Withdrawal of time deposits	1,064,953	167,114	144,991	351,281
Withdrawal of short-term investments	1,138,405	178,641	639,259	687,863
Proceeds from disposal of property and equipment	3,802	597	185	98
Proceeds from acquisition of subsidiaries	4,694	737
Net cash (used in) /provided by investing activities	633,930	99,479	(734,271)	(412,910)
Cash flows from financing activities:
Share repurchase program	(20,346)	(3,193)	(23,116)	(6,011)
Proceeds from exercise of stock options	5,120	803	10,330	4,334
Proceeds from issuance of stock, net of offering expenses			39,942
Short-term loan repayment			(16,367)	(52,859)
Net cash (used in)/provided by financing activities	(15,226)	(2,390)	10,789	(54,536)
Effect of exchange rate changes on cash and cash equivalents	(4,006)	(628)	(12,065)	(679)
Net decrease in cash and cash equivalents	(61,365)	(9,630)	(16,304)	(70,192)
Cash and cash equivalents at the beginning of the year	326,647	51,258	342,951	413,143
Cash,cash equivalents and restricted cash at the end of the year	265,282	41,628	326,647	342,951
Supplemental disclosure of cash flow information
Cash paid for income taxes	7,066	1,109	8,295	1,809
Cash paid for interest expenses			90	3,110
Non-cash supplemental investing activities
Property and equipment and intangible assets purchases financed by accrued expenses and other current liabilities	3,782	593	¥ 11,434	¥ 1,366
Acquisition of subsidiaries through the issuance of stock	¥ 20,572	$ 3,228